Commitment and contingencies	12 Months Ended
Dec. 31, 2024
Commitment [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 18 — COMMITMENT AND CONTINGENCIES

Yingxuan Acquisition

In November 2020, Hongli Shandong signed a letter of intent with Yingxuan Heavy Industry Co., Ltd. (“Yingxuan”) regarding a planned purchase of all of Yingxuan’s assets located in an industrial area, including its use rights of three parcels of industrial land, buildings, facilities and infrastructure (collectively, the “Yingxuan Assets”) for a total consideration of approximately $17.1 million (RMB 125.0 million). During the year ended December 31, 2021, Hongli Shandong paid the deposit of approximately $2.1 million (RMB 15.0 million) from its working capital.

Following the signing of the letter of intent, in January 2021, Hongli Shandong signed asset transfer agreements with Yingxuan regarding the acquisition of the Yingxuan Assets. Pursuant to the asset transfer agreements, Hongli Shandong agreed to pay for the acquisition price in installments for approximately $7.1 million (RMB 52.0 million), $6.4 million (RMB 47.0 million) and $1.5 million (RMB 11.0 million), respectively, by the end of December 31, 2021, 2022 and 2023. The installments bear an annual interest of 7%. However, as mutually agreed, Hongli Shandong did not pay the agreed installment in fiscal year 2021 due to the delay of the acquisition of Yingxuan Assets, and Hongli Shandong made a prepayment of approximately $1.1 million (RMB 7.8 million) in 2021. The title of use rights of two parcels of industrial land, buildings, facilities and infrastructure for consideration of approximately $11.7 million (RMB 85.2 million) were transferred to Hongli Shandong on June 13, 2022.

On May 5, 2023, Hongli Shandong entered into a supplementary agreement with Yingxuan. Based on the mutual agreement between the Hongli Shandong and Yingxuan, the annual interest of 7% was waived as the transfer of Yingxuan Assets was delayed due to the impact of the COVID-19 pandemic and the total consideration was adjusted to approximately $20.7 million (RMB 151.4 million) given effect of the demolition compensation to be assigned to Hongli Shandong. Meanwhile, both parties also agreed that the demolition compensation to be reimbursed by the local government in relation to Yingxuan Assets will belong to the Hongli Shandong.

The Company made a payment of approximately $0.3 million (RMB 2.0 million) to Yingxuan in January 2024.

As of December 31, 2024, the Company had made cumulative payments of approximately $17.0 million (RMB 124.2 million) to Yingxuan in connection with the acquisition of real estate and land use rights. Of this amount, assets totaling approximately $11.7 million (RMB 85.2 million) had been legally transferred to the Company. The remaining assets, valued at approximately $9.1 million (RMB 66.2 million), had not yet been transferred as of the filing date of this report. A remaining balance of approximately $3.7 million (RMB 27.2 million) is contractually payable only upon completion of the legal title transfer for the remaining real estate and land use rights. As this payment obligation is contingent on the occurrence of a future event, no liability has been recognized as of December 31, 2024.

Management is actively working with Yingxuan and relevant government authorities to facilitate the completion of the legal title transfer. The Company expects the transfer to be finalized, but the timing may be impacted by legal or administrative delays. The Company continues to monitor developments and evaluate any potential financial or operational impact.

Legal Proceedings

From time to time, we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. We are not currently a party to any legal proceedings that in the opinion of the management, if determined adversely to us, would have a material adverse effect on our business, financial condition, operating results or cash flows. Regardless of the outcome, litigation can have an adverse impact on us because of defense and settlement costs, diversion of management resources and other factors.